SHARE CAPITAL (Details Narrative) - USD ($)																																		1 Months Ended					12 Months Ended
	Dec. 02, 2021	Oct. 29, 2021	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Aug. 30, 2021	Aug. 18, 2021	Aug. 12, 2021	Aug. 04, 2021	Aug. 03, 2021	Jul. 30, 2021	Jul. 29, 2021	Jul. 26, 2021	Jul. 25, 2021	Jul. 22, 2021	Jul. 21, 2021	Jun. 30, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 22, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Mar. 10, 2021	Mar. 05, 2021	Jan. 12, 2021	Jan. 05, 2021	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 12, 2021	Apr. 30, 2021	Mar. 04, 2021	Nov. 30, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized																																							600,000,000	600,000,000
Common Stock, Par or Stated Value Per Share																																							$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																																							10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share																																							$ 0.001	$ 0.001
Number of common shares issued			13,393	1,563	1,250	431																											3,875
Fair value of common shares issued																																							$ 225,000
Warrants and rights outstanding, term				5 years																				3 years										5 years		3 years					3 years	3 years	3 years		5 years		2 years
Warrants to purchase shares				191,667																				6,250										31,250		399,574					13,393	9,375	23,705		25,000		625
Number of convertible securities issued																16,250			16,000		50,000		57,143	42,658			25,000
Fair value of convertible securities issued																											$ 100,688
Loss on extinguishment of debt																																							$ (725,723)	$ (916,204)
Shares issued price, per share														$ 7					$ 7	$ 7	$ 7	$ 7	$ 7	$ 7						$ 4.80			$ 4.80
Debt outstanding, value																										$ 151,688	151,688
Number of shares issued for services	1,250																											150,000	8,750,000	3,991
Warrants exercise price				$ 8.00																				$ 8.00										$ 8.00		$ 8.00			$ 8.00	$ 20.80	$ 8.00	$ 8.00	$ 8.00		$ 8.00		$ 80.00
Repayments of notes payable																											151,688
Notes payable																										50,000	$ 50,000
Number of stock sold														7,500						5,000		28,572		5,000	10,000
Sale of stock, price per share																								$ 7
Number of stock increased during the period														350,000	250,000
Common Stock, Shares, Issued																																							1,597,370	910,100
Common Stock, Shares, Outstanding																																							1,597,370	910,100
Shares term																																								8 months 23 days
Cash payment for debt																										$ 50,000
Issuance of stock for debt																										2,000,000
Stated value for issuance of stock																										$ 100,688
Preferred stock, shares issued																																							376,501	0
Preferred Stock, Shares Outstanding																		319,659																					376,501	0
2021 One Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued for services	6,250	6,250								9,416	9,416	9,416
2021 One Long Term Incentive Plan [Member] | Rocco La Vista [Member]
Class of Stock [Line Items]
Number of shares issued for services												753,242
2021 One Long Term Incentive Plan [Member] | Charles A. Ross, Jr [Member]
Class of Stock [Line Items]
Number of shares issued for services											753,242
2021 One Long Term Incentive Plan [Member] | Doug Grau [Member]
Class of Stock [Line Items]
Number of shares issued for services										753,241
Note Warrant [Member]
Class of Stock [Line Items]
Shares issued price, per share																		$ 7
Number of stock sold																		15,000
Note Warrant One [Member]
Class of Stock [Line Items]
Shares issued price, per share																		$ 7
Number of stock sold																		7,143
Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																					3 years		3 years	3 years
Warrants to purchase shares																					62,500		71,429	53,322
Warrants exercise price																					$ 8.00		$ 8.00	$ 8.00
Common Stock [Member]
Class of Stock [Line Items]
Number of common shares issued																																							44,643
Fair value of common shares issued																																							$ 45
Common Stock, Shares, Outstanding																		96,027,242																						72,807,929
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible securities issued																			16,000		50,000		57,143	42,658
Number of stock sold														7,500						5,000		28,572		5,000	10,000
Number of conversion shares issued	23,705							53,322					10,000
Series B Preferred Stock [Member] | Note Warrant [Member]
Class of Stock [Line Items]
Number of stock sold																		15,000
Series B Preferred Stock [Member] | Note Warrant One [Member]
Class of Stock [Line Items]
Number of stock sold																		7,143
Service [Member]
Class of Stock [Line Items]
Number of shares issued for services																												1,875
Ronald A Smith [Member]
Class of Stock [Line Items]
Warrants to purchase shares																													2,000,000
Bridge loan																													$ 1,000,000
Exercise price of shares																													$ 0.10
Shares term																													5 years
Chief Executive Officer And President [Member]
Class of Stock [Line Items]
Number of shares issued for services																													8,000,000
Accredited Investor [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term			3 years															3 years		3 years	3 years	3 years		3 years	3 years																			3 years
Warrants to purchase shares			13,393															1,500,000		500,000	5,000,000	2,857,200		500,000	1,000,000																			12,500
Fair value of warrants outstanding			$ 75,000
Warrants exercise price			$ 8.00															$ 0.10		$ 0.10	$ 0.10	$ 0.10		$ 0.10	$ 0.10																			$ 8.00
Issuance of stock for debt																		15,000		5,000	50,000	28,572
Stock units, per units																		$ 7		$ 7	$ 7	$ 7
Warrants to purchase per share																		1		1	1	1		1	1
Accredited Investor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																		3 years		3 years		3 years
Warrants to purchase shares																		18,750	20,000	6,250		35,715
Warrants exercise price																		$ 8.00	$ 8.00	$ 8.00		$ 8.00
Accredited Investor [Member] | Warrant One [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																		3 years
Warrants to purchase shares																		8,929
Warrants exercise price																		$ 8.00
Accredited Investor [Member] | Series B Preferred Stocks [Member]
Class of Stock [Line Items]
Preferred Units, Issued																				5,000				5,000	10,000
Stock units, per units																								$ 7	$ 7
Preferred stock, shares issued																		15,000			50,000	28,572		5,000	10,000
Holder [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																			3 years				3 years
Warrants to purchase shares																			1,600,000				5,714,300	4,265,800
Warrants exercise price																			$ 0.10				$ 0.10	$ 0.10
Issuance of stock for debt																			16,000				57,143
Stock units, per units																			$ 7				$ 7	$ 7
Warrants to purchase per share																			1				1
Holder [Member] | Series B Preferred Stocks [Member]
Class of Stock [Line Items]
Issuance of stock for debt																								42,658
Preferred stock, shares issued																			16,000				57,143	42,658
Holder One [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																			3 years				3 years
Warrants to purchase shares																			800,000				7,514,300
Warrants exercise price																			$ 0.10				$ 0.10
Issuance of stock for debt																			8,000				75,143
Stock units, per units																			$ 7				$ 7
Warrants to purchase per share																			1				1
Holder One [Member] | Series B Preferred Stocks [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																			8,000				75,143
Accredited Investor One [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																		3 years
Warrants to purchase shares																		714,300
Warrants exercise price																		$ 0.10
Issuance of stock for debt																		7,143
Stock units, per units																		$ 7
Warrants to purchase per share																		1
Accredited Investor One [Member] | Series B Preferred Stocks [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																		7,143
Subscription Agreement [Member]
Class of Stock [Line Items]
Number of common shares issued																															20,833	10,417
Shares issued price, per share																															$ 4.80	$ 4.80
Proceeds from equity investment																															$ 100,000	$ 50,000
Subscription Agreement [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term														3 years
Warrants to purchase shares														9,375
Warrants exercise price														$ 8.00
Two Employment Agreements [Member]
Class of Stock [Line Items]
Number of common shares issued																													109,375
Two Employment Agreements [Member] | Chief Executive Officer And President [Member]
Class of Stock [Line Items]
Number of common shares issued																													100,000
Short Term Loans [Member]
Class of Stock [Line Items]
Number of common shares issued																																								215,948
Warrants and rights outstanding, term																																								5 years
Warrants to purchase shares																																								31,250
Fair value of warrants outstanding																																								$ 1,881,761
Amortization of debt discount																																								$ 1,411,203
Short Term Notes [Member]
Class of Stock [Line Items]
Number of convertible securities issued																																								121,250
Debt conversion face value																																								$ 1,080,000
Fair value of convertible securities issued																																								1,651,900
Loss on extinguishment of debt																																							725,723	916,242
Stated value for issuance of stock																																							$ 1,713,904
One Year Promissory Note [Member]
Class of Stock [Line Items]
Debt outstanding, value																																														$ 50,000
Debt interest percentage																																														12.00%
Shares issued																																														7,500
Notes Payable [Member]
Class of Stock [Line Items]
Debt conversion face value																																								$ 1,080,000
Shares issued																														3,500
Notes Payable One [Member]
Class of Stock [Line Items]
Shares issued																														3,875
Bridge Loan [Member] | Ronald A Smith [Member]
Class of Stock [Line Items]
Warrants to purchase shares																													25,000
Debt outstanding, value																													$ 1,000,000
Warrants exercise price																													$ 8.00
Outstanding Note [Member]
Class of Stock [Line Items]
Number of common shares issued		14,750				3,875	3,750		3,875
Number of convertible securities issued																	15,250		8,000				75,143
Shares issued price, per share																			$ 7				$ 7
Outstanding Note [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																			3 years				3 years
Warrants to purchase shares																			10,000				93,929
Warrants exercise price																			$ 8.00				$ 8.00
Outstanding Note [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible securities issued																			8,000				75,143
Note One [Member]
Class of Stock [Line Items]
Number of common shares issued					6,250
Outstanding Notes [Member]
Class of Stock [Line Items]
Number of common shares issued	44,125						34,492
Three Outstanding Notes [Member]
Class of Stock [Line Items]
Number of convertible securities issued							18,878
Professional And Consulting Fees [Member]
Class of Stock [Line Items]
Number of common shares issued																																						15,000		33,750
Fair value of common shares issued																																						$ 240,000		$ 375,000
Consulting Fees And Interest Expense [Member]
Class of Stock [Line Items]
Number of common shares issued																																		80,125	4,839,871	10,125	875
Fair value of common shares issued																																		$ 553,820	$ 489,462	$ 95,000	$ 7,000